Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock S&P 500 Index V.I. Fund
(the “Fund”)
Supplement dated November 20, 2025 to the Summary Prospectuses, the
Prospectuses, and the Statement of Additional Information (the “SAI”) of the Fund, each dated May 1, 2025, as amended or supplemented to date
The Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Standard & Poor’s 500® Index (the “Underlying Index”), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
The following is added at the end of the section of the Summary Prospectus entitled “Key Facts About BlackRock S&P 500 Index V.I. Fund – Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock S&P 500 Index V.I. Fund – Principal Investment Strategies of the Fund”:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
The following is added to the section of the Summary Prospectus entitled “Key Facts About BlackRock S&P 500 Index V.I. Fund – Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock S&P 500 Index V.I. Fund – Principal Risks of Investing in the Fund”:
•
Non‑Diversification Risk — To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s net asset value.

BlackRock S&P 500 Index V.I. Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock S&P 500 Index V.I. Fund
(the “Fund”)
Supplement dated November 20, 2025 to the Summary Prospectuses, the
Prospectuses, and the Statement of Additional Information (the “SAI”) of the Fund, each dated May 1, 2025, as amended or supplemented to date
The Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Standard & Poor’s 500® Index (the “Underlying Index”), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
The following is added at the end of the section of the Summary Prospectus entitled “Key Facts About BlackRock S&P 500 Index V.I. Fund – Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock S&P 500 Index V.I. Fund – Principal Investment Strategies of the Fund”:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
The following is added to the section of the Summary Prospectus entitled “Key Facts About BlackRock S&P 500 Index V.I. Fund – Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock S&P 500 Index V.I. Fund – Principal Risks of Investing in the Fund”:
•
Non‑Diversification Risk — To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s net asset value.